Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying Consolidated Balance Sheets at December 31, 2021 and 2022, are analyzed as follows:

	December 31,
	2022	2023
Vessel (Borrower)
(a) “Pyxis Malou” (Fourthone)	$6,616	$—
(b) “Pyxis Theta” (Seventhone)	12,550	11,350
(c) “Pyxis Epsilon” (Eighthone)	14,900	—
(d) “Pyxis Karteria” (Tenthone)	11,800	14,150
(a) “Pyxis Lamda” (Eleventhone)	19,884	17,390
(e) “Konkar Ormi” (Dryone)	—	18,600
Total	$65,750	$61,490

Current portion	$6,100	$5,777
Less: Current portion of deferred financing costs	(271)	(197)
Current portion of long-term debt, net of deferred financing costs, current	$5,829	$5,580

Long-term portion	$59,650	$55,713
Less: Non-current portion of deferred financing costs	(603)	(343)
Long-term debt, net of current portion and deferred financing costs, non-current	$59,047	$55,370

Schedule of Principal Payments	The annual principal payments required to be made after December 31, 2023, are as follows:
To December 31,	Amount
2024	$5,777
2025	14,277
2026	16,337
2027	2,400
2028	22,699
Total	$61,490